BORROWINGS - Borrowings by Currency (Details) € in Millions, £ in Millions, CAD in Millions, BRL in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 BRL	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,265					$ 1,551
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	46				£ 36	29				£ 23
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	974					848
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	936	CAD 1,090				652	CAD 876
Euros
Disclosure of detailed information about borrowings [line items]
Borrowings	17		€ 14			0		€ 0
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	1,292			BRL 4,271		0			BRL 0
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	0					22
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2					$ 36